Group information - Summary of Joint Operations (Detail) - VG DTL Transmissions Projects Private Limited	12 Months Ended
Mar. 31, 2021
Disclosure of joint operations [line items]
Name of companies	VG DTL Transmissions Projects Private Limited
Investor entity	ReNew Wind Energy (AP2) Private Limited
Country of incorporation	India
Proportion of ownership interest in joint operation	50.00%